Income taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential tax rate period	3 years	3 years
Preferential tax rate	12.50%	12.50%
Preferential tax rate status, renewal period	3 years	3 years
Withholding tax amount		¥ 0	¥ 0
Unrecognized uncertain tax positions		¥ 219,353	188,687	¥ 179,490
Minimum | State Administration of Taxation, China
Withholding tax rate	5.00%	5.00%
Maximum | State Administration of Taxation, China
Withholding tax rate	10.00%	10.00%
Shanghai Zhixiang Technology Co., Ltd.
Income tax holiday, period	2-year	2-year
Preferential tax rate	15.00%	15.00%
Cayman Islands
Withholding tax rate	0.00%	0.00%
Hong Kong
Income tax rate	16.50%	16.50%
Preferential tax rate	8.25%	8.25%
Preferential tax rate assessable profits earned | $	$ 2
Withholding tax rate	5.00%	5.00%
Minimum percentage that foreign investor ownership in share of FIE	25.00%	25.00%
China
Income tax rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Undistributed earnings and reserves		¥ 63,694	¥ 77,842